UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)             (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS
Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITIES - 2.42%
Contimortgage Home Equity Loan Trust 1996-3	$249,078	7.000%	5/20/2032	$236,203
Oakwood Mortgage Investors, Inc.	124,708	2.712%	9/15/2027	119,284

Total Asset-Backed Securities (Cost $353,452)				355,487

COLLATERAL MORTGAGE OBLIGATIONS - 87.35%
Adjustable Rate Mortgage Trust 2005-11	467,039	4.207%	2/25/2036	416,978
Alternative Loan Trust 2004-32CB	622,158	5.500%	2/25/2035	612,636
Alternative Loan Trust 2005-36	41,705	3.946%	8/25/2035	40,270
Alternative Loan Trust 2005-73CB	97,727	5.500%	1/25/2036	99,638
Alternative Loan Trust 2006-28CB	835,543	6.500%	10/25/2036	301,631
Alternative Loan Trust 2006-28CB	163,090	6.500%	10/25/2036	60,507
Alternative Loan Trust 2006-30T1	254,476	6.250%	11/25/2036	220,800
American Home Mortgage Investment Trust 2004-2	44,711	4.001%	2/25/2044	45,188
American Home Mortgage Investment Trust 2005-2	322,952	3.210%	9/25/2045	269,655
Banc of America Funding 2004-3 Trust	58,224	5.750%	10/25/2034	59,278
Banc of America Funding 2004-3 Trust	3,124	5.000%	9/25/2019	3,096
Banc of America Funding 2004-B Trust	77,913	3.120%	12/20/2034	59,819
Banc of America Funding 2005-B Trust	411,170	4.620%	4/20/2035	370,605
Banc of America Funding 2006-B Trust	59,908	3.946%	3/20/2036	57,272
Banc of America Funding 2007-7 Trust	471,987	5.447%	9/25/2037	388,379
Banc of America Funding Corp.	61,781	7.000%	4/20/2032	61,985
Banc of America Mortgage 2003-J Trust	90,971	3.728%	11/25/2033	89,763
Banc of America Mortgage 2004-J Trust	209,876	3.676%	11/25/2034	210,086
Bear Stearns ALT-A Trust 2004-11	294,103	4.199%	11/25/2034	290,720
Bear Stearns ARM Trust 2003-7	71,486	3.963%	10/25/2033	70,128
Bear Stearns ARM Trust 2004-1	268,720	3.913%	4/25/2034	264,195
Bear Stearns ARM Trust 2004-8	124,143	4.446%	11/25/2034	121,164
California Republic Auto Receivables Trust 2014-4	15,270	1.840%	6/15/2020	15,264
Chase Mortgage Finance Trust Series 2007-S5	219,239	6.000%	7/25/2037	175,553
CHL Mortgage Pass-Through Trust 2003-44	102,000	5.000%	10/25/2033	103,251
CHL Mortgage Pass-Through Trust 2004-20	489,956	3.752%	9/25/2034	362,380
CHL Mortgage Pass-Through Trust 2006-3	56,583	2.934%	3/25/2036	51,498
CHL Mortgage Pass-Through Trust 2006-J2	86,106	6.000%	4/25/2036	77,481
Citigroup Global Markets Mortgage Securities VII, Inc.	126,499	7.000%	6/25/2026	46,371
Citigroup Mortgage Loan Trust 2006-AR1	53,563	4.782%	3/25/2036	52,599
Citigroup Mortgage Loan Trust 2006-AR5	215,857	4.502%	7/1/2036	181,265
Citigroup Mortgage Loan Trust, Inc.	17,248	4.859%	12/25/2034	17,377
Credit Suisse First Boston Mortgage Securities Corp.	121,303	6.000%	9/25/2033	129,058
Credit Suisse First Boston Mortgage Securities Corp.	4,314	4.500%	9/25/2019	3,756
2005-AA12	74,715	6.000%	1/25/2036	67,284
CWABS Asset-Backed Certificates Trust 2005-17	293,778	4.304%	5/25/2036	290,372
CWABS Asset-Backed Certificates Trust 2006-9	43,337	4.589%	10/1/2046	40,762
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-AR1	421,814	4.180%	2/25/2036	379,299
DSLA Mortgage Loan Trust 2005-AR3	310,046	2.743%	7/19/2045	288,681
Equity One Mortgage Pass-Through Trust 2004-3	51,546	4.567%	7/25/2034	51,522

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

First Horizon Alternative Mortgage Securities Trust
2005-AA12	$40,519	3.866%	2/25/2036	$37,786
First Horizon Alternative Mortgage Securities Trust
2006-AA4	72,590	4.125%	7/25/2036	66,336
First Horizon Mortgage Pass-Through Trust 2004-AR7	179,645	4.537%	2/25/2035	176,231
GSR Mortgage Loan Trust 2004-15F	130,123	4.750%	1/25/2020	129,221
GSR Mortgage Loan Trust 2004-8F	44,942	6.090%	9/25/2034	42,418
GSR Mortgage Loan Trust 2005-8F	289,195	5.500%	10/25/2020	286,845
HarborView Mortgage Loan Trust 2004-7	49,968	3.437%	11/19/2034	48,878
HarborView Mortgage Loan Trust 2006-2	24,246	4.175%	2/1/2036	17,376
HarborView Mortgage Loan Trust 2007-5	233,669	2.693%	9/19/2037	218,423
IndyMac INDA Mortgage Loan Trust 2006-AR2	69,761	4.044%	9/25/2036	66,940
IndyMac INDX Mortgage Loan Trust 2004-AR6	164,294	4.597%	10/25/2034	166,023
JP Morgan Mortgage Trust 2004-A1	8,085	3.691%	2/25/2034	8,210
JP Morgan Mortgage Trust 2005-A2	137,585	4.328%	4/25/2035	139,349
Lehman Mortgage Trust 2005-3	20,570	5.500%	1/25/2036	18,016
Lehman Mortgage Trust 2007-9	41,288	6.000%	10/25/2037	41,518
MASTR Adjustable Rate Mortgages Trust 2003-3	72,751	3.499%	9/25/2033	71,444
MASTR Adjustable Rate Mortgages Trust 2004-10	10,601	3.692%	10/25/2034	10,441
MASTR Adjustable Rate Mortgages Trust 2006-2	132,177	4.712%	2/25/2036	132,375
MASTR Adjustable Rate Mortgages Trust 2006-OA1	236,683	2.720%	4/25/2046	218,829
MASTR Alternative Loan Trust 2003-8	8,752	5.500%	12/25/2033	9,007
Mastr Asset Backed Securities Trust 2004-OPT2	146,165	4.010%	9/25/2034	135,903
MASTR Asset Securitization Trust 2004-9	162,677	5.250%	7/25/2034	160,412
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4	23,820	4.398%	5/25/2033	24,037
Merrill Lynch Mortgage Investors Trust Series MLCC
2004-B	143,783	4.464%	5/25/2029	100,475
Merrill Lynch Mortgage Investors Trust Series MLMI
2004-A1	37,623	3.216%	2/25/2034	35,892
Morgan Stanley ABS Capital I Inc Trust 2007-NC1	66,868	2.194%	11/25/2036	37,312
Morgan Stanley Mortgage Loan Trust 2004-6AR	291,791	4.985%	7/25/2034	293,852
MortgageIT Trust 2005-2	342,927	4.750%	5/25/2035	344,380
PHH Mortgage Trust Series 2008-CIM2	164,405	4.342%	7/25/2038	161,281
RALI Series 2005-QS17 Trust	101,640	6.000%	12/25/2035	98,396
RALI Series 2005-QS7 Trust	454,312	5.500%	6/25/2035	440,304
RAMP Series 2005-SL2 Trust	410,412	8.000%	10/25/2031	320,017
RBSGC Mortgage Loan Trust 2007-B	9,774	5.203%	11/25/2021	8,566
Residential Asset Securitization Trust 2003-A9	111,792	4.000%	8/25/2033	108,111
Residential Asset Securitization Trust 2004-IP2	111,953	4.630%	12/25/2034	112,300
Structured Asset Mortgage Investments II Trust
2006-AR5	185,567	2.720%	5/25/2036	164,078
UCFC Home Equity Loan Trust 1998-D	521,690	7.750%	4/15/2030	500,776
Wachovia Mortgage Loan Trust LLC Series 2005-B
Trust	306,664	4.533%	10/20/2035	300,812
WaMu Mortgage Pass-Through Certificates Series
2002-AR17 Trust	403,120	3.532%	11/25/2042	385,758
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

WaMu Mortgage Pass-Through Certificates Series
2003-AR4 Trust	$56,567	3.965%	5/25/2033	$56,603
WaMu Mortgage Pass-Through Certificates Series
2004-AR1 Trust	31,572	4.591%	3/25/2034	31,768
WaMu Mortgage Pass-Through Certificates Series
2006-AR10 Trust	38,273	3.381%	8/25/2046	36,629
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2005-4 Trust	68,863	5.500%	6/25/2020	61,522
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-HY1 Trust	22,792	2.154%	2/25/2037	14,912
Wells Fargo Mortgage Backed Securities 2003-K
Trust	7,820	3.597%	11/25/2033	7,918
Wells Fargo Mortgage Backed Securities
2004-I Trust	56,766	4.475%	6/25/2034	58,048
Wells Fargo Mortgage Backed Securities
2006-2 Trust	365,675	5.500%	3/25/2036	362,629
World Omni Auto Receivables Trust 2015-A	125,000	2.040%	1/18/2022	124,960

Total Collateral Mortgage Obligations (Cost $12,843,234)				12,840,883

PREFERRED STOCK - 3.40%			Shares
* Preferred Apartment Communities, Inc.			500	500,000

Total Preferred Stock (Cost $500,000)				500,000

SHORT-TERM INVESTMENT - 8.61%
§	Fidelity Investments Money Market Government Portfolio,		Shares
Institutional Class, 2.28%			1,266,501	1,266,501

Total Short-Term Investment (Cost $1,266,501)				1,266,501

Total Value of Investments (Cost $14,963,187) (a) - 101.78%				$14,962,871

Liabilities in Excess of Other Assets - (1.78)%				(261,626)

Net Assets - 100.00%				$14,701,245

§ Represents 7 day effective yield
* Non income-producing investment

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

	Summary of Investments
		% of Net
		Assets	Value
	Asset-Backed Securities	2.42%	$355,487
	Collateral Mortgage Obligations	87.35%	12,840,883
	Preferred Stock	3.40%	500,000
	Short-Term Investment	8.61%	1,266,501
	Liabilities in Excess of Other Assets	-1.78%	(261,626)
	Total Net Assets	100.00%	$14,701,245

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$199,877
Aggregate Gross Unrealized Depreciation				(200,193)

	Net Unrealized Depreciation			$(316)

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	$355,487	$-	$355,487	$-
Collateral Mortgage Obligations	12,840,883	-	12,840,883	-
Preferred Stock	500,000	-	500,000	-
Short-Term Investment	1,266,501	1,266,501	-	-
Total	$14,962,871	$1,266,501	$13,696,370	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 97.29%

Communication Services - 8.44%
*	Cargurus, Inc.	42,100	$1,798,933
	Match Group, Inc.	17,200	952,536
*	Netflix, Inc.	5,500	1,969,550
*	QuinStreet, Inc.	35,600	476,684
*	Twitter, Inc.	30,000	923,400
	World Wrestling Entertainment, Inc.	17,400	1,456,380
			7,577,483
Consumer Discretionary - 10.72%
*	Amazon.com, Inc.	800	1,311,864
*	Burlington Stores, Inc.	8,300	1,408,842
	Domino's Pizza, Inc.	2,900	727,726
*	Lululemon Athletica, Inc.	10,500	1,579,410
*	Malibu Boats, Inc.	18,344	847,676
	Ross Stores, Inc.	12,200	1,156,926
	The Home Depot, Inc.	14,000	2,591,960
			9,624,404
Consumer Staples - 2.52%
	Lamb Weston Holdings, Inc.	5,300	367,343
	Medifast, Inc.	14,900	1,898,707
			2,266,050
Energy - 5.52%
	ConocoPhillips	7,500	508,875
*	Denbury Resources, Inc.	73,300	140,736
μ	Ecopetrol SA	97,300	1,969,352
*	Geopark Ltd.	67,000	1,285,730
	HollyFrontier Corp.	20,500	1,049,600
			4,954,293
Financials - 7.04%
	Arbor Realty Trust, Inc.	198,528	2,568,952
	Capital Southwest Corp.	60,500	1,312,245
	CME Group, Inc.	4,900	891,359
*	NMI Holdings, Inc.	27,900	673,785
	The Progressive Corp.	12,000	874,800
			6,321,141
Health Care - 15.39%
*	ABIOMED, Inc.	8,225	2,751,262
*	Amedisys, Inc.	9,800	1,218,140
μ	AstraZeneca PLC	23,400	972,972
*	BioSpecifics Technologies Corp.	4,700	326,415
*	BioTelemetry, Inc.	18,600	1,389,792
*	DexCom, Inc.	3,500	487,655
*	Inogen, Inc.	2,150	231,039
*	IntriCon Corp.	21,200	570,704
*	Intuitive Surgical, Inc.	3,105	1,700,329
*	iRadimed Corp.	48,247	1,206,175

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
*	Medpace Holdings, Inc.	4,700	$258,265
*	Veeva Systems, Inc.	11,800	1,391,338
	Zoetis, Inc.	13,900	1,309,797
			13,813,883
Industrials - 15.23%
	Allied Motion Technologies, Inc.	11,700	487,305
*	Axon Enterprise, Inc.	18,200	979,706
	BG Staffing, Inc.	14,739	367,738
*	Chart Industries, Inc.	7,600	670,928
*	Copart, Inc.	9,300	545,631
	Federal Signal Corp.	60,700	1,492,006
	HEICO Corp.	10,625	995,881
*	Kornit Digital Ltd.	21,300	477,120
	McGrath RentCorp	5,100	305,184
*	PGT Innovations, Inc.	39,100	589,628
	Seaspan Corp.	91,100	801,680
	The Boeing Co.	6,600	2,903,736
*	Trex Co., Inc.	27,500	2,061,125
	Universal Logistics Holdings, Inc.	23,300	516,095
	Verisk Analytics, Inc.	3,800	480,434
			13,674,197
Information Technology - 31.69%
*	Adobe, Inc.	9,750	2,559,375
*	Appfolio, Inc.	19,200	1,387,776
	Apple, Inc.	2,500	432,875
*	Atlassian Corp PLC	4,400	472,912
	AudioCodes Ltd.	45,004	596,753
	Camtek Ltd.	59,600	517,924
*	CyberArk Software Ltd.	16,256	1,784,421
	EVERTEC, Inc.	30,300	867,186
*	Fabrinet	18,800	1,099,800
*	Fortinet, Inc.	28,850	2,503,892
*μ	Globant SA	6,900	475,341
*	IEC Electronics Corp.	2,652	19,996
*	Keysight Technologies, Inc.	9,200	776,572
	Mastercard, Inc.	8,100	1,820,637
*	Mellanox Technologies Ltd.	10,200	1,095,888
*	Napco Security Technologies, Inc.	8,700	186,963
*	Nice Ltd.	7,300	859,137
*	Palo Alto Networks, Inc.	2,000	492,540
*	Paycom Software, Inc.	14,650	2,662,345
*	Qualys, Inc.	15,700	1,312,991
*	Radware Ltd.	30,200	758,322
*	ServiceNow, Inc.	8,900	2,131,016
*	Shopify, Inc.	2,900	548,535

			(Continued)

Cavalier Fundamental Growth Fund
Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
μ	Telefonaktiebolaget LM Ericsson			44,300	$401,801
*	VeriSign, Inc.			2,600	462,904
*	WEX, Inc.			2,249	400,457
*	Wix.com Ltd.			3,100	338,675
*	WNS Holdings Ltd.			14,800	781,440
	Xilinx, Inc.			5,600	701,680
					28,450,154
Materials - 0.26%
*	UFP Technologies, Inc.			7,000	234,500
					234,500
Real Estate - 0.48%
	Jernigan Capital, Inc.			20,000	429,000
					429,000

	Total Common Stocks (Cost $79,733,652)				87,345,105

SHORT-TERM INVESTMENT - 2.50%
	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 2.28%			2,247,291	2,247,291

	Total Short-Term Investment (Cost $2,247,291)				2,247,291

Total Value of Investments (Cost $81,980,943) - 99.79%					$89,592,396

Other Assets Less Liabilities - 0.21%					186,579

Net Assets - 100.00%					$89,778,975

*	Non-income producing investment		The following acronym is used in this portfolio:
μ	American Depository Receipt		PLC - Public Limited Company

		Summary of Investments
		by Sector	% of Net
			Assets	Value
		Communication Services	8.44%	$7,577,483
		Consumer Discretionary	10.72%	9,624,404
		Consumer Staples	2.52%	2,266,050
		Energy	5.52%	4,954,293
		Financials	7.04%	6,321,141
		Health Care	15.39%	13,813,883
		Industrials	15.23%	13,674,197
		Information Technology	31.69%	28,450,154
		Materials	0.26%	234,500
		Real Estate	0.48%	429,000
		Short-Term Investment	2.50%	2,247,291
		Other Assets Less Liabilities	0.21%	186,579
		Total Net Assets	100.00%	$89,778,975

					(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$11,788,741
Aggregate Gross Unrealized Depreciation	(4,177,288)

Net Unrealized Appreciation	$7,611,453

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$87,345,105	$87,345,105	$-	$-
Short-Term Investment	2,247,291	2,247,291	-	-
Total	$89,592,396	$89,592,396	$-	$-

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 33.92%

Communication Services - 4.33%
*	Alphabet, Inc. - Class A	1,037	$1,168,232
	Verizon Communications, Inc.	19,094	1,086,831
			2,255,063
Consumer Discretionary - 4.11%
*	Amazon.com, Inc.	623	1,021,614
	The Home Depot, Inc.	6,036	1,117,505
			2,139,119
Health Care - 11.39%
	Becton Dickinson and Co.	4,692	1,167,323
*	Boston Scientific Corp.	30,219	1,212,386
	Johnson & Johnson	7,842	1,071,531
	Stryker Corp.	6,599	1,243,978
	Thermo Fisher Scientific, Inc.	4,740	1,230,362
			5,925,580
Information Technology - 14.09%
*	Advanced Micro Devices, Inc.	27,393	644,557
*	Alteryx, Inc.	19,339	1,475,759
	Apple, Inc.	6,177	1,069,548
	Microsoft Corp.	15,002	1,680,674
*	PayPal Holdings, Inc.	12,712	1,246,666
*	Square, Inc.	14,997	1,218,356
			7,335,560

	Total Common Stocks (Cost $16,442,737)		17,655,322

EXCHANGE-TRADED PRODUCTS - 63.72%

Consumer Discretionary - 0.81%
	Consumer Discretionary Select Sector SPDR Fund	3,839	423,096
			423,096
Energy - 5.84%
	Energy Select Sector SPDR Fund	46,599	3,040,585
			3,040,585
Financials - 3.97%
	Vanguard Financials ETF	30,844	2,065,623
			2,065,623
Health Care - 14.84%
	Health Care Select Sector SPDR Fund	31,026	2,843,533
	iShares Nasdaq Biotechnology ETF	16,534	1,864,043
	iShares U.S. Medical Devices ETF	13,339	3,017,282
			7,724,858

			(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued

Industrials - 4.53%
Industrial Select Sector SPDR Fund	15,519	$1,184,720
iShares US Aerospace & Defense ETF	5,601	1,171,281
		2,356,001
Information Technology - 20.64%
Technology Select Sector SPDR Fund	75,366	5,340,435
Vanguard Information Technology ETF	27,940	5,402,478
		10,742,913
Large-Cap - 1.14%
iShares China Large-Cap ETF	13,600	593,504
		593,504
Materials - 5.39%
* SPDR Gold Shares	22,608	2,803,166
		2,803,166
Real Estate - 6.56%
Real Estate Select Sector SPDR Fund	98,303	3,412,097
		3,412,097

Total Exchange-Traded Products (Cost $31,790,830)		33,161,843

SHORT-TERM INVESTMENT - 1.96%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 2.28%	1,019,387	1,019,387

Total Short-Term Investment (Cost $1,019,387)		1,019,387

Total Value of Investments (Cost $49,252,954)(a) - 99.60%		$51,836,552

Other Assets Less Liabilities - 0.40%		209,771

Net Assets - 100.00%		$52,046,323

§ Represents 7 day effective yield
* Non income-producing investment

		(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Common Stocks:
	Communication Services	4.33%	$2,255,063
	Consumer Discretionary	4.11%	2,139,119
	Health Care	11.39%	5,925,580
	Information Technology	14.09%	7,335,560
	Exchange-Traded Products:
	Consumer Discretionary	0.81%	423,096
	Energy	5.84%	3,040,585
	Financials	3.97%	2,065,623
	Health Care	14.84%	7,724,858
	Industrials	4.53%	2,356,001
	Information Technology	20.64%	10,742,913
	Large-Cap	1.14%	593,504
	Materials	5.39%	2,803,166
	Real Estate	6.56%	3,412,097
	Short-Term Investment	1.96%	1,019,387
	Other Assets Less Liabilities	0.40%	209,771
	Total Net Assets	100.00%	$52,046,323

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$3,050,306
Aggregate Gross Unrealized Depreciation				(466,708)

	Net Unrealized Appreciation			$2,583,598

				(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Cavalier Growth Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$17,655,322	$17,655,322	$-	$-
Exchange-Traded Products	33,161,843	33,161,843	-	-
Short-Term Investment	1,019,387	1,019,387	-	-
Total	$51,836,552	$51,836,552	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 15.64%

Fixed Income Fund - 15.64%
SPDR Bloomberg Barclays High Yield Bond ETF		125,000	$4,461,250

Total Exchange-Traded Product (Cost $4,426,250)			4,461,250

MUTUAL FUND - 68.79%

Fixed Income Fund - 68.79%
Vanguard High-Yield Corporate Fund		3,425,057	19,625,578

Total Mutual Fund (Cost $19,821,164)			19,625,578

PREFERRED STOCKS - 10.52%	Dividend Rate
Preferred Apartment Communities, Inc.	5.75%	1,000	1,000,000
Preferred Apartment Communities, Inc.	5.75%	2,000	2,000,000

Total Preferred Stocks ($3,000,000)			3,000,000

SHORT-TERM INVESTMENT - 4.35%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 2.28%		1,242,361	1,242,361

Total Short-Term Investment (Cost $1,242,361)			1,242,361

Total Value of Investments (Cost $28,489,775)(a) - 99.30%			$28,329,189

Other Assets Less Liabilities - 0.70%			200,512

Net Assets - 100.00%			$28,529,701

§ Represents 7-day yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Product:
Fixed Income Fund	15.64%	$4,461,250
Mutual Fund:
Fixed Income Fund	68.79%	19,625,578
Preferred Stocks	10.52%	3,000,000
Short-Term Investment	4.35%	1,242,361
Other Assets Less Liabilities	0.70%	200,512
Total Net Assets	100.00%	$28,529,701

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$35,000
Aggregate Gross Unrealized Depreciation	(195,586)

Net Unrealized Depreciation	$(160,586)

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Product	$4,461,250	$4,461,250	$-	$-
Mutual Fund	19,625,578	19,625,578	-	-
Preferred Stocks	3,000,000	3,000,000	-	-
Short-Term Investment	1,242,361	1,242,361	-	-
Total Assets	$28,329,189	$28,329,189	$-	$-

Cavalier Tactical Economic Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 93.92%

Equity Fund - 50.79%
iShares Core S&P 500 ETF		14,094	$3,950,830
iShares Edge MSCI Min Vol USA ETF		71,422	4,108,194
			8,059,024
Fixed Income Fund - 43.13%
iShares 1-3 Year Treasury Bond ETF		35,304	2,956,710
iShares 3-7 Year Treasury Bond ETF		19,889	2,417,110
SPDR Doubleline Total Return Tactical ETF		30,764	1,470,519
			6,844,339

Total Exchange-Traded Products (Cost $14,801,698)			14,903,363

SHORT-TERM INVESTMENT - 5.21%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 2.28%		826,136	826,136

Total Short-Term Investment (Cost $826,136)			826,136

Total Value of Investments (Cost $15,627,834)(a) - 99.13%			$15,729,499

Other Assets Less Liabilities - 0.87%			138,255

Net Assets - 100.00%			$15,867,754

§ Represents 7 day effective yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Products:
Equity Fund	50.79%	$8,059,024
Fixed Income Fund	43.13%	6,844,339
Short-Term Investment	5.21%	826,136
Other Assets Less Liabilities	0.87%	138,255
Total Net Assets	100.00%	$15,867,754

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$177,190
Aggregate Gross Unrealized Depreciation			(75,525)

Net Unrealized Appreciation			$101,665

			(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Cavalier Tactical Economic Fund (the "Fund"), formerly known as the Cavalier Multi Strategy Fund, records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$14,903,363	$14,903,363	$-	$-
Short-Term Investment	826,136	826,136	-	-
Total	$15,729,499	$15,729,499	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.79%

Communication Services - 11.93%
Communication Services Select Sector SPDR Fund	208,539	$9,576,111
		9,576,111
Consumer Discretionary - 12.29%
Consumer Discretionary Select Sector SPDR Fund	89,467	9,860,158
		9,860,158
Financials - 12.32%
Financial Select Sector SPDR Fund	372,886	9,888,937
		9,888,937
Health Care - 12.26%
Health Care Select Sector SPDR Fund	107,394	9,842,660
		9,842,660
Industrials - 12.65%
Industrial Select Sector SPDR Fund	132,945	10,149,021
		10,149,021
Materials - 12.44%
Materials Select Sector SPDR Fund	181,357	9,983,703
		9,983,703
Real Estate - 12.27%
Real Estate Select Sector SPDR Fund	283,634	9,844,936
		9,844,936
Utilities - 12.63%
Utilities Select Sector SPDR Fund	177,804	10,136,606
		10,136,606

Total Exchange Traded Products (Cost $76,112,461)		79,282,132

SHORT-TERM INVESTMENT - 1.12%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 2.28%	900,176	900,176

Total Short-Term Investment (Cost $900,176)		900,176

Total Value of Investments (Cost $77,012,637)(a) - 99.91%		$80,182,308

Other Assets Less Liabilities - 0.09%		75,589

Net Assets - 100.00%		$80,257,897

§ Represents 7 day effective yield

		(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2019

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Communication Services	11.93%	$9,576,111
	Consumer Discretionary	12.29%	9,860,158
	Financials	12.32%	9,888,937
	Health Care	12.26%	9,842,660
	Industrials	12.65%	10,149,021
	Materials	12.44%	9,983,703
	Real Estate	12.27%	9,844,936
	Utilities	12.63%	10,136,606
	Short-Term Investment	1.12%	900,176
	Other Assets Less Liabilities	0.09%	75,589
	Total Net Assets	100.00%	$80,257,897

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$3,269,300
Aggregate Gross Unrealized Depreciation				(99,629)

	Net Unrealized Appreciation			$3,169,671

				(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2019

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2019:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$79,282,132	$79,282,132	$-	$-
Short-Term Investment	900,176	900,176	-	-
Total Assets	$80,182,308	$80,182,308	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
April 29, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
April 29, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. H arris
April 29, 2019	Ashley E. Harris Treasurer and Principal Financial Officer